DERIVATIVE FINANCIAL INSTRUMENTS (Net fair value) (Details) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	$ 227	$ 4,353
Derivative financial liabilities for hedging	(505)	(1,889)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial assets for hedging	227	4,353
Derivative financial liabilities for hedging	0	(1,726)
Interest rate swap contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities for hedging	(1)	(163)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative financial liabilities for hedging	$ (504)	$ 0